Financial structure and financial costs - Impact on statement of income, Impact of hedging strategies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial structure, financial costs and financial instruments
Cost of net debt	$ (1,243)	$ (1,525)	$ (2,110)
Financial instruments, excluding commodity contracts
Financial structure, financial costs and financial instruments
Loans and receivables	562	188	154
Financing liabilities and associated hedging instruments	(1,812)	(1,373)	(1,660)
Fair value hedge (ineffective portion)	(5)	(10)	12
Lease assets and obligations	(458)	(413)	(422)
Assets and liabilities held for trading	470	83	(194)
Cost of net debt	(1,243)	(1,525)	(2,110)
Impact of the hedging strategies
Revaluation impact at market value of bonds	3,817	3,199	(4,004)
Swap hedging of bonds	(3,822)	(3,209)	4,016
INEFFECTIVE PORTION OF THE FAIR VALUE HEDGE	(5)	(10)	12
Cash flow hedge
Profit (Loss) recorded in other comprehensive income of the period	72	(167)	(327)
Recycled amount from other comprehensive income to the income statement of the period	(55)	(113)	139
Ineffective portion of the cash flow hedges	$ 0	$ 0	$ 0